Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

Notice of Failure to Satisfy a Continued Listing Rule

On April 3, 2023, the Company received a written notice (the “April Notice”) from the Staff of Nasdaq indicating that the Company is not in compliance with Listing Rule 5550(b)(2), due to the Company’s failure to meet the minimum $35 million Market Value of Listed Securities (“MVLS”) requirement for the Nasdaq Capital Market. The Staff based the review of the Company’s MVLS on the last 30 consecutive business days (February 17, 2023 to March 31, 2023) and determined a deficiency exists with regards to the applicable Nasdaq listing requirement. In addition, the Staff noted in the April Notice that the Company is not in compliance with Listing Rules 5550(b)(1) or 5550(b)(3), due to the Company’s failure to maintain a stockholders’ equity of at least $2.5 million or net income from continuing operations of $500,000 in the most recently completed fiscal year or in the two of the three most recently completed fiscal years. The April Notice is only a notification of deficiency, not of imminent delisting. The April Notice states that the Company has until October 2, 2023, a compliance period of 180 calendar days, to regain and maintain compliance with the Nasdaq Capital Market MVLS listing requirement. If at any time during this compliance period the Company’s MVLS closes at $35 million or more for a minimum of ten consecutive business days, the Staff will provide the Company with a written confirmation of compliance.

Proposed Business Combination with Spectral

On April 11, 2023, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”), by and among the Company, Spectral MD Holdings, Ltd., a Delaware corporation (“Spectral”), Ghost Merger Sub I Inc., a Delaware corporation and a direct, wholly owned subsidiary of the Company (“Merger Sub I”), and Ghost Merger Sub II LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of the Company (“Merger Sub II”), pursuant to which, Merger Sub I will be merged with and into Spectral, with Spectral surviving as a wholly owned subsidiary of the Company (the “First Merger”), and immediately following the First Merger, Spectral will merge with and into Merger Sub II, with Merger Sub II surviving as a wholly owned subsidiary of the Company.

The Business Combination Agreement

The Business Combination Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur:

(i)     at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), upon the terms and subject to the conditions of the Business Combination Agreement, in accordance with applicable provisions of the Delaware General Corporation Law (“DGCL”) and the Delaware Limited Liability Corporation Act (“DLLCA”), Merger Sub I will merge with and into Spectral, with Spectral surviving as a wholly owned subsidiary of the Company (the “First Merger”), and immediately following the First Merger, Spectral will merge with and into Merger Sub II, with Merger Sub II surviving as a wholly owned subsidiary of the Company (the “Second Merger,” and together with the First Merger, the “Mergers”);

(ii)    at the Closing, the Company will be renamed to a name substantially similar to Spectral AI, Inc. and is referred to herein as “New Spectral”;

(iii)   as a result of the Mergers, among other things, all shares of capital stock of Spectral outstanding, other than with respect to Spectral options or restricted stock unit awards, as of immediately prior to the effective time of the Mergers, will be canceled and automatically converted into the right to receive shares of common stock of New Spectral (“New Spectral Common Stock”) as set forth on the Payment Spreadsheet (as defined in the Business Combination Agreement);

(iv)   as a result of the Mergers, each Spectral option outstanding as of immediately prior to the effective time of the Mergers will be converted into the right to receive a New Spectral option, subject to certain exceptions and conditions as set forth in the Business Combination Agreement; and

(v)    as a result of the Mergers, each Spectral restricted stock unit award outstanding as of immediately prior to the effective time of the Mergers will be converted into the right to receive a New Spectral restricted stock unit award, subject to certain exceptions and conditions as set forth in the Business Combination Agreement.

The board of directors of Spectral has unanimously (i) approved and declared advisable the Business Combination Agreement, the Mergers and the other transactions contemplated thereby and (ii) resolved to recommend to the stockholders of Spectral their approval of the Business Combination Agreement, the ancillary agreements and related matters.

Conditions to Closing

The Business Combination Agreement is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Mergers and related agreements and transactions by the stockholders of Spectral and the stockholders of the Company, (ii) effectiveness of the proxy statement/registration statement on Form S-4 to be filed by the Company in connection with the Mergers, (iii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act, (iv) the absence of any law or order enjoining or prohibiting the Mergers, (v) receipt of approval for listing on the Nasdaq Capital Market (or another mutually agreed stock exchange) of the shares of New Spectral Common Stock to be issued in connection with the Mergers and (vi) the bringdown of representations, warranties and covenants of the other party, subject to certain materiality qualifiers.

In addition, the obligation of Spectral to consummate the Mergers is subject to the fulfillment of other closing conditions, including, but not limited to, the delivery by the Company of (i) an officer’s certificate delivered pursuant to the terms of the Business Combination Agreement, (ii) duly executed letters of resignation from the directors and officers of the Company and (iii) no Parent Material Adverse Effect (as defined in the Business Combination Agreement) having occurred since the date of the Business Combination Agreement. The obligation of the Company to consummate the Mergers is subject to the fulfillment of other closing conditions, including, but not limited to, (i) the delivery by Spectral of an officer’s certificate delivered pursuant to the terms of the Business Combination Agreement, (ii) the effective cancellation of the admission of Spectral common stock to the Alternative Investment Market and (iii) no Company Material Adverse Effect (as defined in the Business Combination Agreement) having occurred since the date of the Business Combination Agreement.

Covenants

The Business Combination Agreement contains additional covenants, including, among others, providing for (i) the parties to conduct their respective businesses in the ordinary course through the Closing, (ii) the parties not to initiate any negotiations or enter into any agreements for certain alternative transactions, (iii) Spectral to prepare and deliver to the Company certain unaudited consolidated financial statements of Spectral, (iv) the Company and Spectral to prepare and the Company to file a proxy statement/registration statement on Form S-4 and the parties to take certain other actions to obtain the requisite approval of the stockholders of the Company and Spectral, respectively, with respect to certain proposals regarding the Mergers and (v) the parties to use reasonable best efforts to obtain necessary approvals from governmental agencies.

Representations and Warranties

The Business Combination Agreement contains customary representations and warranties by the Company, Merger Sub I, Merger Sub II and Spectral. The representations and warranties of the respective parties to the Business Combination Agreement generally will not survive the Closing.

Termination

The Business Combination Agreement may be terminated under certain customary and limited circumstances prior to the Closing, including, but not limited to, (i) by the mutual written consent of the Company and Spectral; (ii) by the Company, subject to certain exceptions, if any of the representations or warranties of Spectral are not true and correct or if Spectral fails to perform any of its respective covenants or agreements under the Business Combination Agreement (including an obligation to consummate the Closing), in each case, such that certain conditions to the obligations of the Company could not be satisfied and the breach of such representations or warranties or failure to perform such covenants or agreements is not cured or cannot be cured within the earlier of (a) thirty (30) days after written notice thereof, and (b) September 30, 2023 (the “Termination Date”); (iii) by Spectral, subject to certain exceptions, if any of the representations or warranties made by the Company, Merger Sub I or Merger Sub II (together, the “Company Parties”) are not true and correct or if any Company Party fails to perform any of its covenants or agreements under the Business Combination Agreement (including an obligation to consummate the Closing), in each case, such that certain conditions to the obligations of Spectral could not be satisfied and the breach of such representations or warranties or failure to perform such covenants or agreements is not cured or cannot be cured within the earlier of (a) thirty (30) days after written notice thereof, and (b) the Termination Date; (iv) by either the Company or Spectral, if the transactions contemplated by the Business Combination Agreement have not been consummated on or prior to the Termination Date, unless the breach of any covenants or obligations under the Business Combination Agreement by the party seeking to terminate principally caused the failure to consummate the transactions contemplated by the Business Combination Agreement; (v) by either the Company or Spectral, if any governmental entity has issued an order or taken any other action that has the effect of making the transactions contemplated by the Business Combination Agreement illegal or otherwise preventing or prohibiting consummation of the Mergers and such order or other action has become final and non-appealable; (vi) by the Company if the Company Requisite Approvals (as defined in the Business Combination Agreement) shall not have been obtained within two business days after the registration statement has been declared effective; and (vii) by Spectral, if the Company board of directors (x) shall have made a Change in Recommendation (as defined in the Business Combination Agreement) or (y) shall have failed to include the Company board of director recommendation in the proxy statement distributed to the Company stockholders.

Amended and Restated Registration Rights and Lock-Up Agreement

The Business Combination Agreement contemplates that, at the Closing, New Spectral, the Sponsor, the Company’s initial stockholders, certain stockholders of Spectral and certain of each of their respective affiliates, as applicable, and the other parties thereto, will enter into an Amended and Restated Registration Rights and Lock-Up Agreement (the “Registration Rights Agreement”), pursuant to which New Spectral will agree to register for resale pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), certain shares of New Spectral Common Stock and other equity securities of New Spectral that are held by the parties thereto from time to time and the parties thereto will be provided with customary demand and piggyback registration rights.

Additionally, the Registration Rights Agreement contains certain restrictions on transfer with respect to (i) shares of New Spectral Common Stock and any other equity securities convertible into or exercisable or exchangeable for shares of New Spectral Common Stock immediately following the Closing (other than any shares purchased in the public market). Such restrictions begin at the Closing and end on the date that is 180 days after Closing.

Sponsor Letter Agreement

On April 11, 2023, the Sponsor, the Company and Spectral entered into the Sponsor Letter Agreement (the “Sponsor Letter Agreement”), pursuant to which, among other things, the Sponsor agreed to: (i) vote in favor of the Business Combination Agreement and the transactions contemplated thereby; (ii) vote against an arrangement, merger, amalgamation, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution or winding up of the Company; (iii) vote against any changes in the business, management or the Company’s board other than as required to effect the Transactions (as defined in the Business Combination Agreement); and (iv) vote against any action, agreement or transaction or proposal that would reasonably be expected to result in a breach of any covenant, representation or warranty or any other obligation or agreement of the Company, Merger Sub I or Merger Sub II under the Business Combination Agreement or that would reasonably be expected to result in the failure of the Transactions from being consummated in each case, on the terms and subject to the conditions set forth of the Sponsor Letter Agreement. In addition, the Sponsor agreed to (i) not redeem or elect to redeem or tender or submit any of its Subject Parent Equity Securities (as defined in the Sponsor Letter Agreement) and (ii) not, directly or indirectly, (a) sell, assign, transfer, pledge, dispose of or otherwise encumber any of the Subject Parent Equity Securities held by the Sponsor, (b) deposit any Subject Parent Equity Securities held by the Sponsor into a voting trust or enter into a voting agreement or arrangement or grant any proxy or power of attorney with respect to any Subject Parent Equity Securities held by the Sponsor that is inconsistent with the Sponsor Letter Agreement, or (c) enter into any contract, option or other arrangement or undertaking with respect to the direct or indirect acquisition or sale, assignment, transfer or other disposition of any Subject Parent Equity Securities held by the Sponsor.

The Sponsor has agreed to surrender and forfeit to the Company the Private Placement Warrants (as defined in the Sponsor Letter Agreement). In addition, the Sponsor and the Company, two days prior to the Closing, will notify Spectral if the accrued and unpaid Parent Expenses (as defined in the Sponsor Letter Agreement) that are then outstanding are expected to exceed $3,250,000 (the “Excess Expense Amount”). At Closing, the Sponsor will take necessary actions such that the Sponsor Credit (as defined in the Sponsor Letter Agreement) equals or exceeds the Excess Expense Amount; provided that Sponsor will not be required to invest in the Sponsor PIPE (as defined below) if Sponsor elects to forfeit 750,000 Sponsor Shares (as defined below). The Sponsor will be entitled to a $5.00 credit against the Excess Expense Amount for each Sponsor Share that the Sponsor forfeits and surrenders prior to the Closing. The Sponsor will be entitled to credit, dollar for dollar, the total amount of the aggregate investment made by the Sponsor or its affiliates in any potential Private Placement or other cash investment or contribution to Spectral or the Company (the “Sponsor PIPE”) against the Excess Expense Amount. The Sponsor and its affiliates will receive one share of Company Class A common stock, par value $0.0001 per share, for each $10.00 invested in the Sponsor PIPE, and the Sponsor PIPE will otherwise be on the same terms as the other investors in the potential Private Placement. At Closing, the Sponsor is entitled to retain the Class B shares of common stock of the Company held by the Sponsor (the “Sponsor Shares”) corresponding to certain monetary thresholds of the amounts raised in the transactions. If the Parent Closing Cash (as defined in the Sponsor Letter Agreement) is (i) less than $10 million, the Sponsor will forfeit and surrender a number of Sponsor Shares so that the Sponsor holds 750,000 Sponsor Shares; (ii) greater than or equal to $10 million, but less than $20 million, the Sponsor will forfeit and surrender a number of Sponsor Shares so that the Sponsor holds 1,000,000 Sponsor Shares; (iii) greater than $20 million, but less than $30 million, the Sponsor will forfeit and surrender a number of Sponsor Shares so that the Sponsor holds 1,250,000 Sponsor Shares; or (iv) greater than $30 million, the Sponsor will forfeit and surrender a number of Sponsor Shares so that the Sponsor holds 1,500,000 Sponsor Shares. In no event will the Sponsor hold more than 1,500,000 Sponsor Shares, in each case, excluding the Sponsor PIPE.

Stockholder Support Agreement

On April 11, 2023, the Company, Spectral and Key Company Stockholders (as defined in the Stockholder Support Agreement) entered into a Stockholder Support Agreement (the “Stockholder Support Agreement”), pursuant to which, among other things each Key Company Stockholder agrees to vote all of such holder’s shares (a) in favor of the approval and adoption of the Business Combination Agreement, the Mergers, and the other Transactions (including the amendment to the Amended and Restated Spectral Certificate of Incorporation, and Spectral’s delisting from AIM) and (b) against any action, agreement or transaction or proposal that would reasonable be expected to result in a breach of any covenant, representation or warranty or any other obligation or agreement of Spectral under the Business Combination Agreement or that would reasonably be expected to result in the failure of the Transactions from being consummated.

The foregoing description of the Registration Rights Agreement, the Sponsor Letter Agreement, and the Stockholder Support Agreement do not purport to be complete and are qualified in its entirety by the terms and conditions of the agreements filed as Exhibits 10.1, 10.2, and 10.3, respectively, hereto and incorporated by reference herein.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 22, 2023, the Company received the Notice from the Staff of Nasdaq indicating that the Company is not in compliance with Listing Rule 5550(a)(4), due to the Company’s failure to meet the minimum 500,000 publicly held shares requirement for the Nasdaq Capital Market. The Notice is only a notification of deficiency, not of imminent delisting. On March 9, 2023, per the Notice, the Company submitted a plan of compliance to achieve and sustain compliance with all Nasdaq Capital Market listing requirements. If Nasdaq does not accept the Company’s plan, the Company will have the opportunity to appeal the decision in front of a Nasdaq Hearings Panel.